Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Office equipment and furniture	$ 311,041	$ 296,767
Vehicle	293,953	143,411
Leasehold improvements	415,092	164,815
Less: accumulated depreciation and amortization	(583,761)	(381,608)
Total	$ 436,325	$ 223,385